Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies
Presentation of segment information

3.1.  Presentation of segment information

An operating segment is a component of the Company which engages in business activities from which it may earn revenues and incur expenses. Operating segments reflect the way the Company’s management reviews financial information for decision-making. The Company’s management identified the operating segments that meet the quantitative and qualitative parameters for disclosure, mainly representing types of businesses, i.e., Linx Software and Linx Pay Meios de Pagamento Ltda.

Consolidation basis

3.2. Consolidation basis

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as of December 31, 2019. Control is obtained when the Company is exposed or entitled to variable returns based on its involvement with the investee, and has the ability to affect those returns through the power exercised in relation to the investee. Specifically, the Company controls an investee if, and only if, it has:

•	Power in relation to the investee (i.e., existing rights that guarantee the current ability to govern the relevant activities of the investee);
•	Exposure or right to variable returns based on its involvement with the investee;
•	The ability to use its power over the investee to affect its income (loss).

The Company re-evaluates whether or not it exercises control over an investee if facts and circumstances indicate that there are changes in one or more of the three control elements. The consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ends when the Company ceases to exercise said control. Assets, liabilities and income (loss) of a subsidiary acquired or sold during the year are included in the consolidated financial statements from the date the Company obtains control through the date the Company ceases to exercise control over the subsidiary.

Whenever necessary, adjustments are made to the financial statements of the subsidiaries to align their accounting practices with the Company’s accounting practices. All related party assets and liabilities, shareholders’ equity, revenues, expenses and cash flows related to transactions between related parties are fully eliminated in the consolidation process.

The consolidated financial statements include significant information of Linx S.A. and its subsidiaries, as follows:

	Ownership percentage
	December 31,	December 31,
	2019	2018
Subsidiaries
Linx Sistemas e Consultoria Ltda.	99.99%	99.99%
Linx Telecomunicações Ltda.	99.99%	99.99%
Indirect subsidiaries
Napse S.R.L.	100.00%	100.00%
Synthesis Holding LLC.	100.00%	100.00%
Retail Renda Fixa Crédito Privado Fundo de Investimento	100.00%	100.00%
Santander Moving Tech RF Referenciado DI CP FI	100.00%	—
Sback Tecnologia da Informação Ltda.	100.00%	100.00%
DCG Soluções para Venda Digital S.A. (*)	—	100.00%
Linx Pay Meios de Pagamento Ltda.	100.00%	100.00%
Hiper Software S.A. (**)	100.00%	—
Millennium Network Ltda. (*) (**)	—	—
SetaDigital Sistemas Gerenciais Ltda. (**)	100.00%	—

(*)      Companies merged into Linx Sistemas in 2019

(**)     Companies acquired by Linx Sistemas in 2019

Linx S.A is the direct parent company of the following companies:

Linx Sistemas e Consultoria Ltda. (“Linx Sistemas”): engaged in developing management software for the retail segment, providing technical support, advisory and training.

Linx Telecomunicações Ltda. (“Linx Telecomunicações”): engaged in the provision of telecommunication services in general, such as transmission of voice, data, images and sound by any means, including services of networks and circuits, telephony, by any systems, including via Internet.

Linx S.A is the indirect parent company of the following companies:

Napse S.R.L. (“Napse”): operates in the development and sales of point-of-sale (POS) automation software, electronic payment solutions (TEF) and promotion engine for large retail chains in the main Latin American markets.

Synthesis Holding LLC. (“Synthesis”): holding company belonging to Napse group, controller of Synthesis US LLC (United States of America), Synthesis I.T. e Retail Americas S.R.L. (Mexico).

Retail Renda Fixa Crédito Privado Fundo de Investimento (“Retail Renda Fixa”) Exclusive investment fund, reserved for the investment transactions of the Company and their subsidiaries.

Santander Moving Tech RF Referenciado DI CP FI (“Santander Moving Tech”): Exclusive investment fund, reserved for the investment transactions of the Company and their subsidiaries.

Sback Tecnologia da Informação Ltda. (“Sback”): operates in the cloud platform leader in technologies of retention, reengagement and recapture through Big Data and Intelligence for engagement.

Linx Pay Meios de Pagamento Ltda. (“Linx Pay”): operates with the purpose of aggregating all of the Company’s initiatives related to fintech such as TEF (payment gateway), DUO (Smart POS) and the newly launched Linx Pay Easy (sub-acquiring), besides the new products aligned with Linx’s strategic positioning in such area.

Hiper Software S.A. (“Hiper”): operates with the purpose of solutions in the Software as a Service (SaaS) model for micro and small retailers.

SetaDigital Sistemas Gerenciais Ltda. (“Seta”): operates with a focus on ERP solutions and services for footwear retail.

Measurement of fair value

3.3. Measurement of fair value

The Company and its subsidiaries measure financial instruments at fair value on each balance sheet closing date. Fair value is the price received upon the sale of an asset or paid by transfer of a liability of a non-forced transaction between market participants at the measurement date.

The measurement of fair value is based on the assumption that the transaction to sell the asset or transfer the liability will occur: (i) in the main market for the asset or liability; or (ii) in the absence of a main market, the market is more advantageous for the asset or the liability.

All assets and liabilities for which the fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy described below based on the lowest level information that is significant to the measurement of the fair value as a whole:

•	Level 1 – Prices quoted (not adjusted) in active markets for identical assets and liabilities to which the entity may have access on the measurement date;
•	Level 2 — Valuation techniques for which the lowest level and significant input to fair value measurement is directly or indirectly observable;
•	Level 3 — Valuation techniques for which the lowest level and significant input to fair value measurement is not available.

For assets and liabilities recognized in the financial statements at fair value on a recurring basis, the Company and its subsidiaries determine whether transfers occurred between levels of the hierarchy, reassessing the categorization (based on the lowest and most significant information for measuring the fair value as a whole) at the end of each reporting period.

Financial instruments - Initial recognition and subsequent measurement

3.4.  Financial instruments — Initial recognition and subsequent measurement

The Company and its subsidiaries adopted IFRS 9 - Financial Instruments to replace IAS 39 on January 1, 2018. The changes related to these accounting policies are as follows:

A financial instrument is an agreement that originates a financial asset to an entity and a financial liability or equity instrument of another entity.

i) Financial assets

Initial recognition and measurement

Financial assets are classified, at the initial recognition as measured: at amortized cost; fair value through other comprehensive income or fair value through profit or loss.

The classification of financial assets upon initial recognition depends on the characteristics of the contractual cash flows of the financial asset and the business model of the Company and its subsidiaries for the management of these financial assets. With exception of trade accounts receivable that do not contain a significant financial component or for which the Company and its subsidiaries have adopted the practical expedient, the Company and its subsidiaries initially measure the financial asset at its fair value plus transaction costs, in case of financial asset not measured at fair value through profit or loss. The trade accounts receivable that do not contain a significant financial component are measured at the transaction price determined according to IFRS 15.

For a financial asset to be classified and measured at amortized cost or fair value through other comprehensive income, it has to generate cash flows on the outstanding principal amount. This evaluation is performed at instrument level. Financial assets with cash flows other than payments of principal and interest are classified and measured at fair value through profit or loss, regardless of the business model adopted.

The business model of the Company and its subsidiaries to manage financial assets refers how it manages its financial assets to generate cash flows. The business model determines whether the cash flows will result from collecting contractual cash flows, selling financial assets, or both.

Purchases and sales of financial assets that require the delivery of assets within an established schedule by regulation or agreement in the market (regular negotiation) are recognized on the negotiation date, that is, the date when the Company and its subsidiaries undertake to buy or sell the asset.

Subsequent measurement

For subsequent measurement purposes, financial assets are classified into four categories, as follows:

•	Financial assets at amortized cost (debt instruments);
•	Financial assets at fair value through other comprehensive income (FVTOCI) with reclassification of accumulated gains and losses (debt instruments);
•	Financial assets designated at fair value through other comprehensive income, without reclassification of accumulated gains and losses at the time of its derecognition (equity instruments);
•	Financial assets at fair value through profit or loss.

Financial assets at amortized cost

This category is the most relevant for the Company and its subsidiaries. The Company and its subsidiaries measure the financial assets at amortized cost if both of the following conditions are met:

•	The financial asset is maintained in the business model, whose the purpose is to maintain financial assets for the purpose of receiving contractual cash flows;
•	The contractual terms of financial assets give rise, on specific dates, to cash flows that solely refer to payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in income (loss) when the asset is derecognized, modified or impaired.

The financial assets of the Company and its subsidiaries at amortized cost mainly include trade accounts receivable, cash and cash equivalents and other accounts receivable, in addition to suppliers and other accounts payable.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss are presented in the statement of financial position at fair value, with net changes of fair value recognized in the statement of profit or loss.

This category contemplates derivative instruments and listed equity investments, which the Company and its subsidiaries have not irrevocably classified based on fair value through other comprehensive income. Dividends on listed equity investments are also recognized as other revenues in statement of income when the right to payment is established.

Derecognition

A financial asset (or, when appropriate, part of a financial asset or part of a group of similar financial assets) is derecognized when:

•	The rights to receive cash flows from the asset have expired; or
•

The Company and its subsidiaries transferred its rights to receive cash flows from the asset or assumed an obligation to pay the cash flows received without material delay to a third party under an onlending contract; and (i) the Company and its subsidiaries transferred substantially all risks and rewards of the assets, or (ii) the Company and its subsidiaries neither transferred nor retained substantially all the risks and benefits related to the asset, but transferred the control over the asset.

When the Company and its subsidiaries transfer its rights to receive the cash flows of an asset or enter into a transfer agreement, they evaluate if and under which measured, they retained the ownership risks and rewards. When they neither transfer nor retain substantially all the risks and rewards of the asset, or transfer the control of the asset, the Company and its subsidiaries continue to recognize the transferred asset to the extent of its continuing engagement. In such case, the Company and its subsidiaries also recognize a related liability. The transferred asset and associated liability are measured on a base that reflects the rights and obligations retained by the Company and its subsidiaries.

The continued engagement in the form of guaranteeing the transferred asset is measured at the lower of (i) the amount of the asset and (ii) the maximum amount of the consideration received that the entity could be required to repay (the guarantee amount).

Impairment of financial assets

The Company and its subsidiaries recognize a provision for estimated credit losses for all debt instruments not held at fair value through profit or loss. The expected credit losses are based on the difference between the contractual cash flows payable according to the contract and all cash flows that the Company and its subsidiaries expect to receive, discounted at an effective interest rate that approximates to the original transaction rate. The expected cash flows will include the cash flows of the sale of the guarantees held or other credit improvements that are included in contractual terms.

The expected credit losses are recognized in two phases. For credit exposures for which there has been no significant increase in credit risk since initial recognition, expected credit losses are provisioned for credit losses resulting from possible default events in the next 12 months (expected credit loss for 12 months).

For trade accounts receivable and contract assets, the Company and its subsidiaries apply a simplified approach in the calculation of expected credit losses. Therefore, the Company and its subsidiaries do not follow the changes in credit risk, but recognize a loss allowance based on lifetime expected credit losses at each reporting date. The Company and its subsidiaries established a provision matrix based on its historical credit loss experience, adjusted to specific prospective factors for debtors and economic environment.

ii) Financial liabilities

Initial recognition and measurement

Financial liabilities are classified in initial recognition as financial liabilities at fair value through profit or loss, financial liabilities at amortized cost, or as derivatives designated as hedge instruments, as the case may be.

All financial liabilities are initially measured at their fair values, plus or minus, in case of financial liability other than fair value through profit or loss, the transaction costs that are directly attributable to the issue of financial liability.

The financial liabilities of the Company and its subsidiaries include suppliers, loans and financing, lease payable and other liabilities.

Subsequent measurement

The measurement of financial liabilities depends on their classification as described below:

•

Financial liabilities at fair value through profit or loss include financial liabilities for trading and financial liabilities designated in the initial recognition, as measured at fair value through profit or loss.

•

Financial liabilities are classified as held-for-trading if they are acquired with the purpose of buyback in the short term. Gains or losses of liabilities for trading are recognized in the statement of income.

The financial liabilities designated at initial recognition at fair value through profit or loss are designated at the initial recognition date, and only if the criteria of IFRS 9 are met. The Company and its subsidiaries did not assign any financial liability at fair value through profit or loss.

Financial liabilities at amortized cost (loans and financing)

This is the most relevant category for the Company and its subsidiaries. After initial recognition, loans and financing obtained and granted subject to interest are subsequently measured at amortized cost, using the effective interest rate method. Gains and losses are recognized in profit or loss when liabilities are derecognized, as well as through the amortization process of effective interest rate.

Amortized cost is calculated taking into account any negative goodwill or goodwill in the acquisition and fees or costs comprising effective interest rate method. The amortization under the effective interest rate method is included as financial expense in the statement of income.

This category usually applies to loans and financing granted and taken out, subject to interests.

Derecognition

A financial liability is derecognized when the obligation under the liability is extinguished; that is, when the obligation specified in the contract is settled, canceled or expires. When an existing financial liability is replaced by another one from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, the exchange or modification is treated as a derecognition of the original liability and recognition of a new liability. The difference in the respective book values is recognized in the statement of profit or loss.

iii) Offset of financial instruments

Financial assets and liabilities are offset and the net value reported in the consolidated balance sheet only when there is a legally enforceable right currently applicable to offset the amounts recognized and if there is intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Business combinations

3.5. Business combinations

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured for the consideration amount transferred, valuated on fair value basis on the acquisition date, including the value of any non-controlling interest in the acquiree. For each business combination, the buyer must measure the non-controlling interest in the acquired business at the fair value of based on its interest in the net assets identified in the acquired business. Directly attributable costs to the acquisition should be accounted for as expense when incurred.

On acquiring a business, the Company and its subsidiaries assess the financial assets and liabilities assumed in order to rate and to allocate them in accordance with contractual terms, economic circumstances and pertinent conditions on the acquisition date.

Any contingent payments to be transferred by the acquiree will be recognized at fair value on the acquisition date. Subsequent changes in fair value of contingent consideration considered as an asset or a liability shall be recognized in the statement of income.

The Company measures goodwill as the exceeding consideration transferred in relation to net assets acquired (net identifiable assets acquired and liabilities assumed). If consideration is lower than fair value of net assets acquired, the difference must be recognized as gain in statement of operations.

After initial recognition, the goodwill is carried at cost less any accumulated loss for the impairment losses. For impairment testing purposes, goodwill acquired in a business combination is, from the acquisition date, allocated to each cash-generating units of the Company that are expected to benefit from synergies of combination, regardless of other assets or liabilities of the acquiree being allocated to those units.

Cash and cash equivalents

3.6. Cash and cash equivalents

Cash equivalents are maintained for the purpose of meeting short-term cash commitments rather than for investment or other purposes. The Company and its subsidiaries consider as cash equivalents the financial assets readily convertible into known amounts of cash and subject to an insignificant risk of change of value. Consequently, an investment normally qualifies as cash equivalent when it has short-term maturity; for example, three months or less, as of the contracting date.

Trade accounts receivable

3.7. Trade accounts receivable

A receivable represents the right of the Company and its subsidiaries to an unconditional consideration (i.e., it is only necessary for a certain time to elapse in order for payment of the consideration to be due).

Income tax and social contribution

3.8. Income tax and social contribution

The income tax and social contribution, both current and deferred, are calculated based on the rates of 15% plus a surcharge of 10% on taxable income in excess of R$ 240 (annual base for the year) for income tax and 9% on taxable income for social contribution on net income, and consider the offsetting of tax loss carryforward and negative basis of social contribution limited to 30% of the taxable.

Expense with income tax and social contribution comprises both current and deferred taxes. Current taxes and deferred taxes are recognized in income (loss) unless they are related to the business combination, or items directly recognized in shareholders' equity or other comprehensive income.

Current taxes are the expected taxes payable on the taxable income for the period, at tax rates enacted or substantively enacted on the date of presentation of the financial statements, and any adjustments to taxes payable in relation to prior periods.

Deferred taxes are recognized in relation to the temporary differences between the book values of assets and liabilities for accounting purposes and the related amounts used for taxation purposes.

Deferred tax assets and liabilities are offset when there is a legal enforceable right to set off current tax assets and liabilities, and the latter relate to income taxes levied by the same tax authority on the same taxable entity.

A deferred income tax and social contribution asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable income will be available against which the unused tax losses and credits can be utilized.

Deferred income tax and social contribution assets are reviewed at each reporting date and reduced when their realization is no longer probable.

Deferred income tax related to items recognized directly in shareholders’ equity and not in statement of income. Deferred tax items are recognized according to the transaction that originated the deferred tax, in comprehensive income or directly in shareholders' equity.

As permitted by Brazilian tax legislation, the subsidiary Sback Tecnologia da Informação Ltda. adopts the deemed income taxation method. For these subsidiaries, income tax and social contribution are calculated at the rate of 32% on revenues from services and 100% on financial income. The regular rates of the respective tax and contribution apply to these.

Tax exposures

To determine current and deferred income tax, the Company and its subsidiaries take into consideration the impact of uncertainties on positions taken on taxes and if the additional income tax and interest payment has to be made. The Company and its subsidiaries believe that the provision for income tax recorded in liabilities is adequate for all outstanding tax periods, based on its evaluation of several factors, including interpretations of tax laws and past experience. This evaluation is based on estimates and assumptions that may involve several judgments on future events. New information may be made available, leading the Company and its subsidiaries to change its judgment on the adequacy of existing provision. These changes will impact income tax expenses in the year in which they occur.

Property, plant and equipment

3.9. Property, plant and equipment

Recognition and measurement

Property, plant and equipment items are measured at historical acquisition, formation or construction cost, net of accumulated depreciation. The cost includes expenditures that are directly attributable to the acquisition of assets.

Purchased software that is integral to the functionality of a piece of equipment is capitalized as part of that equipment. When parts of a property, plant and equipment item have different useful lives, they are accounted for as separate items (major components) of Property, plant and equipment.

Gains and losses on disposal of a property, plant and equipment item are determined by comparing the proceeds from disposal with the book value of Property, plant and equipment and are recognized net within "other revenues" in the statement of income.

Subsequent costs

The replacement cost of a component of property, plant and equipment is recognized in the book value of the item when it is probable that the future economic benefits embodied in the component will flow to the Company and its subsidiaries and cost can be reliably measured. The book value of the component that has been replaced by another is written off. Costs of normal maintenance on property, plant and equipment are charged to the statement of operations as incurred.

Depreciation

Depreciation is calculated on the depreciable values, which is the cost of an asset, or other amount that substitutes cost, less residual values. The residual value and useful life of the assets and the depreciation methods are reviewed upon the closing of each year, and adjusted respectively, when appropriate.

Depreciation is recognized in income (loss) on a straight-line basis over the estimated useful lives of each component of a fixed asset item, as this method is that more closely reflects the pattern of consumption of future economic benefits embodied in the asset.

The estimated useful lives for the current and comparative years are shown in the Note 13.

Intangible assets and goodwill

3.10. Intangible assets and goodwill

Intangible assets acquired separately are measured at cost upon initial recognition. The cost of intangible assets acquired in a business combination corresponds to their fair value at acquisition date. After the initial recognition, the intangible assets are stated at cost, less accumulated amortization and impairment losses. Intangible assets generated internally, excluding capitalized development costs, are not capitalized, and the expenditure is reflected in the statement of income in the year in which it is incurred. The useful life of the intangible asset is classified as defined or undefined. Goodwill arising from the acquisition of subsidiaries is included in intangible assets in the consolidated financial statements.

Intangible assets with defined life are amortized over the economic useful life and valued in relation to impairment whenever there is indication of loss of economic value of the asset. Amortization method and period of an intangible asset with defined life are reviewed at least at the end of each year. Changes in these assets estimated useful lives or in expected consumption of future economic benefits are accounted for through changes in amortization method or period, as applicable, and are addressed as changes in bookkeeping. The amortization of intangible assets with defined life is recognized in the statement of income in the category of expense consistent with the use of the intangible assets.

Intangible assets with undefined useful lives are not amortized but tested for impairment on an annual basis, individually or at cash generating unit level. The evaluation of indefinite useful life is reviewed annually to determine whether it is still justifiable. Otherwise, the change in useful life from indefinite to finite is made on a prospective basis.

An intangible asset is derecognized when it is sold (that is, date when the beneficiary obtains control over the related asset) or when no future economic benefit is expected from its use or sale. Possible gains or losses from the derecognition of assets (the difference between the net sales price and book value) are recognized in the statement of income in the year.

Intangible assets with undefined useful lives are tested for impairment on an annual basis as of December 31, individually or at cash generating unit level, as the case may be or when circumstances indicate impairment loss of book value.

Goodwill

The cost of goodwill is accounted for under the fair value acquisition method and the goodwill impairment test is performed annually as of December 31 or when circumstances indicate that the book value has been impaired.

Research and development

Research expenditures are recorded as expenses when incurred, and development expenditures linked to technological innovations of existing products are capitalized if they are technologically and economically feasible, and amortized over the expected period of benefits in the operating expenses group.

Development activities involve a plan or project aimed at producing new. Development expenditures are capitalized only when all the following elements are present: (i) technical feasibility to complete the intangible asset in order for it to be available for use or sale; (ii) intention to complete the intangible asset and use or sell it; (iii) the intangible assets should result in future economic benefit; (iv) availability of technical, financial and other proper resources to conclude its development and to use the intangible asset; and (v) ability to accurately measure the expenses attributable to intangible assets during their development. The expenditures capitalized include the cost of labor and materials that are directly attributable to preparing the asset. Other development expenditures are recognized in the statement of income as incurred.

After the initial recognition, the asset is stated at cost, less accumulated amortization and impairment losses. Amortization is triggered when the development is complete and the asset item is available for use for the future economic benefit period. During the development period, the asset is tested for impairment on an annual basis.

Other intangible assets

Other intangible assets that are acquired and have defined useful lives are measured at cost, less accumulated amortization and any impairment losses.

Subsequent expenditures are capitalized only when they increase the future economic benefits embodied in the specific asset to which they relate. All other expenditures, including expenditures on internally-generated goodwill and trademarks, are recognized in income (loss) as incurred.

Amortization is recognized in income (loss) on a straight-line basis over the estimated useful lives of the intangible assets, except goodwill, from the date they are available for use, since this is the method that best reflects the pattern of consumption of the future economic benefits embodied in the asset.

Impairment loss of non-financial assets

3.11. Impairment loss of non-financial assets

The Management reviews the recoverable value of assets annually in order to assess events or changes in economic, operating, or technological circumstances likely to point out impairment or loss of their recoverable value. These evidences are detected, and the net book value exceeded, the recoverable value, a provision for impairment is formed to adjust net book value to recoverable value. The recoverable value of an asset or a particular cash-generating unit is defined as the higher of value in use and net sales value.

In estimating the value in use of an asset, estimated future cash flows are discounted to their present values, using a pretax discount rate that reflects the weighted average cost of capital in the industry where the cash-generating unit operates. The net fair value of sales expenses is calculated whenever possible, based on recent market transactions between knowledgeable and interested parties with similar assets. In the absence of observable transactions in this regard, the Company uses an appropriate valuation methodology. The calculations provided in this model are supported by available fair value indicators, such as prices quoted for listed entities, among other available indicators.

The Company bases its impairment assessment on the most recent financial forecasts and budgets, which are prepared separately by Management for each cash-generating unit to which the assets are allocated. Projections based on said forecasts and budgets generally cover a five-year period. An average long-term growth rate is calculated and applied to future cash flows after the fifth year.

The asset impairment loss is recognized in income (loss) in a manner consistent with the function of the asset subject to losses.

For assets other than goodwill, an assessment is made on each reporting date to determine whether there is an indication that the impairment losses previously recognized no longer exist or have decreased. If such indication exists, the Company estimates the recoverable amount of the asset or of the cash-generating unit. An impairment loss on a previously recognized asset is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss that was recognized. The reversal is limited so that the book value of the asset does not exceed the book value that would have been calculated (net of depreciation, amortization or depletion), if no impairment loss had been recognized for the asset in previous years. This reversal is recognized in income (loss).

Goodwill impairment test is carried out on an annual basis as of December 31 or when circumstances indicate that the book value has been impaired.

The impairment loss is recognized for a cash-generating unit to which the goodwill is related. When the recoverable amount of the unit is lower than the book value of the unit, the loss is recognized and allocated to reduce the book value the unit’s assets in the following order: (a) reducing the book value of the goodwill allocated to the cash-generating unit; and (b) then, to the other assets of the unit in proportion to the book value of each asset.

Intangible assets with undefined useful lives are tested for impairment on an annual basis as of December 31, individually or at cash generating unit level, as the case may be or when circumstances indicate impairment loss of book value.

Accounts payable to suppliers

3.12. Accounts payable to suppliers

Trade accounts payable are obligations due for assets or services acquired in the normal course of businesses, and are classified as current liabilities if payment is due within one year. Otherwise, accounts payable are presented as non-current liabilities.

They are initially recognized at fair value and, subsequently, measured at amortized cost using the effective interest rate method.

Loans and financing

3.13. Loans and financing

Loans and financing are initially recognized at the fair value less any transaction costs assignable. After their initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

Provisions

3.14. Provisions

Provisions are recognized when the Company and its subsidiaries have a present (legal or not formalized) obligation as a result of a past event. It is probable that economic benefits will be required to settle the obligation, and a reliable estimate can be made. When the Company and its subsidiaries expect some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset but only when the reimbursement is virtually certain. The expense related to any provision is presented in the statement of income, net of any reimbursement.

If the effect of the time value of money is significant, the provisions are discounted using the current rate before the taxes it reflects, when appropriate, the risks specific to the liability. When the discount is adopted, the increase in the provision in view of the passage of time is recognized as financing cost.

Provisions for tax, civil and labor risks

The Company and its subsidiaries are parties to a number of lawsuits and administrative proceedings. Provisions are formed for all contingencies related to lawsuits in which an outflow of funds will probably be required to settle the contingency or obligation and a reasonable estimate can be made. Determination of the likelihood of loss includes determination of evidences available, hierarchy of laws, jurisprudence available, more recent court decisions and relevance thereof in legal system, as well as evaluation of external lawyers. Provisions are reviewed and adjusted so as to consider changes in circumstances, such as applicable statute of limitations, conclusions of tax audits or additional exposures identified based on new matters or court rulings.

Contingent liabilities recognized in a business combination

A contingent liability recognized in a business combination is initially measured at fair value. Subsequently, it is measured between the higher amount that would be recognized according the accounting policy of the above provisions (IAS 37) and/or the amount initially recognized less, as the case may be, the accumulated amortization recoginized according to the revenue recognition policy.

Adjustment to present value of assets and liabilities

3.15. Adjustment to present value of assets and liabilities

Long-term monetary assets and liabilities are adjusted for inflation and, therefore, adjusted to their present value. The adjustment to present value of short-term monetary assets and liabilities is calculated, and only recognized, if it is considered as relevant with respect to the financial statements taken as a whole. For recognition and materiality determination purposes, the adjustment to present value is calculated taking into consideration the contractual cash flows and the explicit interest rate, and, in certain cases, the implicit interest rate of the related assets and liabilities. Based on the analyzes performed and the best Management’s estimate.

Revenue from contract with customer

3.16. Revenue from contract with customer

The Company and its subsidiaries recognize its revenues from software license, which include license fees, revenue from subscription, and revenue from services, which includes implementation and customization and sub-acquiring revenue. Revenue is presented net of taxes, returns, rebates and discounts, when applicable. Revenues are recognized in an amount that reflects the consideration to which the Company and its subsidiaries expect to be entitled in exchange for the transfer of services to a client.

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Subscription revenues: They are recurring revenues derived from: (1) revenues related to services to provide the client with the right of use of software in a cloud-based infrastructure provided by the Company and its subsidiaries or by a third-party, or even based on the client’s own internal infrastructure, where the client has no right to end the contract and become the owner of the software or use in its IT infrastructure or a third-party’s infrastructure; and (2) revenues related to technological support, helpdesk, equipment rental, software hosting service, payment for the use of tools and support teams located at the clients besides connectivity services. Monthly maintenance is aggregated in a contract usually valid for twelve months. Monthly subscription revenues are not reimbursable and are billed and paid on a monthly basis. These revenues are recognized in income (loss) on a monthly basis, as services are provided, starting on the date in which services are made available to the client and all other revenue recognition criteria are met.

•

Revenues from service rendered are considered non-recurring and involves implementation services, including personalization, training, software licenses and other services. Revenues from services are recognized in proportion to the stage of completion of the service.

•

Revenue from royalties - Revenues from software licenses are recognized when: it is determined when all risks and rewards of the license are transferred upon the availability of the software and the amount may be reliably measured and it is likely that any expected future economic benefits will be generated on behalf of the Company and its subsidiaries.

•	Sub-acquiring revenues derive from the capture of the transactions with credit and debit cards and are recognized on the date of capture/processing of the transactions.

In case billed amounts exceed services rendered plus recognized revenue, the difference is stated in the balance sheet (current and non-current liabilities) as deferred revenue.

Capital

3.17. Capital

Common shares

Additional costs directly attributable to the issue of shares and share options are recognized as reducers from shareholders' equity. Tax effects related to the costs of these transactions are calculated in accordance with IAS 12.

Transactions involving share-based payment

3.18. Transactions involving share-based payment

Company employees receive share-based payments, in which the employees render services in exchange for membership certificates (“transactions settled with membership certificates”). In situations in which equity securities are issued and some or all goods or services received by the Company in exchange cannot be specifically identified, the unidentified goods or services received (or receivable) are measured by the difference between the fair value of share-based payment and the fair value of any good or service received on its grant date.

The Company offers restricted shares to employees (contracted under the Labor laws or Statutory) who will be entitled to receive the restricted shares at the end of the grace period on the condition that the beneficiary has maintained his or her employment relationship during that period and is eligible based on the performance assessment.

Transactions settled with membership certificates

The cost of transactions settled with equity instruments is measured with a basis on the fair value on the date in which they were granted. To determine the fair value, the Company uses an external evaluation expert, which uses an appropriate evaluation method.

This cost is recognized in employee benefit expenses together with the corresponding increase in shareholders’ equity (in other reserves), during the period when the service is provided, and, when applicable, performance conditions are met (vesting period). The accumulated expense recognized for transactions that will be settled with membership certificates on each reporting date up to the vesting date reflects the extent to which the acquisition period may have expired and the Company’s best estimate of the number of grants which in the last instance, will be acquired. The expense or credit in the statement of income for the period represents the changes in accumulated expense recognized at the start and end of that period. When the terms of an equity-settled transaction are modified (for example, due to plan modifications), the minimum recognized expense is the fair value at the grant date, provided the original vesting conditions are met. An additional expense, measured on the modification date is recognized for any modification that increases the fair value of the contracts with share-based payment or otherwise, benefits the employees. When a grant is cancelled by the entity or counterpart, any remaining element of the fair value of the grant is immediately recognized as expense through profit or loss.

The effect of dilution of outstanding options is reflected as dilution of additional share in the calculation of the diluted earnings per share.

Employee benefits

3.19. Employee benefits

Employee benefit obligations are measured on an undiscounted basis and are expensed as the related service is provided.

The liability is recognized at the amount expected to be paid under the cash bonus plans or short-term profit sharing if the Company and its subsidiaries have a legal or constructive obligation to pay this amount as a result of prior service rendered by the employee, and the obligation can be reliably estimated.

a.    Private pension

The Company and its subsidiaries do not hold private pension plans or any pension plan for its employees and management.

b.    Profit sharing

The Company and its subsidiaries have benefit plans for management and employees in the form of profit sharing and bonus plans.

Profit sharing and bonus plans are expected to be settled in up to 12 months and are presented at expected settlement value.

c.    Post-employment benefit – health care plans

The Company and its subsidiaries offer health care plans compatible with the market to its employees; the Company and its subsidiaries are co-sponsors of the plan and their employees contribute with a monthly fixed installment that may be extended to spouses and dependents. Costs with monthly defined contributions made by the Company and its subsidiaries are recognized in income on a monthly basis, in conformity with the accrual basis.

Costs, contributions and actuarial liabilities related to such plans are determined annually, with a basis on an appraisal carried out by independent actuaries.

Financial income and expenses

3.20. Financial income and expenses

Financial income comprise basically interest of financial assets and discounts obtained. Financial expenses comprise basically bank fees, commercial discounts, exchange rate change and interest on loans. Interest is recognized in the income (loss) for the period using the effective interest rate methodology.

Foreign currency translation

3.21. Foreign currency translation

Consolidated financial statements are presented in Real (R$), parent company’s functional currency. Each Company’s entity determines its own functional currency, and in those in which functional currency is different from real, the financial statements are translated into real as of closing date, in accordance with IAS 21 – Effects of changes in foreign exchange rate and translation of financial statements, except for Napse S.R.L, which follows IAS 29 – Accounting for Hyperinflationary Economies.

IAS 29 Adoption of the accounting and reporting standard in highly hyperinflationary economy

3.22. IAS 29 Adoption of the accounting and reporting standard in highly hyperinflationary economy

In July 2018, considering that the inflation accumulated in the past three years in Argentina was higher than 100%, the adoption of the accounting and reporting standard in hyperinflationary economy (IAS 29) became mandatory in relation to the subsidiary Napse S.R.L., located in Argentina.

Pursuant to IAS 29, non-cash assets and liabilities, the shareholders’ equity and the statement of income of subsidiaries that operate in hyperinflationary economies are adjusted by the change in the general purchasing power of the currency, applying a general price index.

The financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether they are based on the historical or current cost approach, should be expressed in terms of the current measurement unit at the balance sheet date and translated into Real at the closing exchange rate for the period.

Statement of cash flow

3.23. Statement of cash flow

Statements of cash flows were prepared and presented in accordance with the Technical Pronouncement IAS 7 - Statement of Cash Flows.

Paid interest is classified as financing cash flow in the Statement of Cash Flow, as it represents financial funds raising costs.

In the years ended December 31, 2019 and 2018 he following transactions did not affect the cash.

	December 31
	2019	2018
Acquisition of computers, furniture and facilities included in suppliers payable	2,419	341
Acquisition of software and software developed included in suppliers payable	380	—

New or reviewed pronouncements with first-time adoption in 2019

3.24. New or reviewed pronouncements with first-time adoption in 2019

These consolidated financial statements have been prepared using accounting policies consistent with those adopted for the preparation of the financial statements for the year ended December 31, 2018 (Note 3 – “Significant Accounting Policies”) and must be reviewed together with these financial statements, as well as considering the new pronouncements, interpretations and amendments that came into effect from January 1, 2019, described below:

Standards and amended standards
IFRS 16	Leases
IFRIC 23	Uncertainty related to income tax treatments
Amendments to IFRS 9	Characteristics of prepayment with negative remuneration
Amendments to IAS 28	Long-term Investment in Associated Companies and Joint Ventures
IFRS Standards Annual Improvements	Cycle 2015–2017
Amendments to IAS 19	Alteration of plan, Restriction or Settlement

Unless as stated below, the adoption of these standards, amendments and interpretations had no material impacts on the Company and its subsidiaries upon their first-time adoption:

IFRS 16 - Lease operations

The Company and its subsidiaries adopted IFRS 16 using the modified retrospective method with the first-time adoption date of January 1, 2019. The Company and its subsidiaries chose to use the practical expedient of transition, allowing the standard to be applied only to contracts that were previously identified as the leases on adoption date.

The Company and its subsidiaries also chose to apply the recognition exemptions for leases that, on the start date, have a lease term of 12 months or less and do not contain a purchase option and lease agreements where for which the underlying asset has a low value.

Reconciliation of new consolidated balance sheet balances for year ended December 31, 2018, the opening balance on January 1, 2019, and in comparison, the balance on December 31, 2019 affected by the new rule:

	Financial
	Statements	Impact concerning	Financial	Financial
	disclosed on	the adoption of	statements -	statements -
	12/31/2018	IFRS 16/	01/01/2019	12/31/2019
Assets
Advance	10,394	(10,394)	—	—
Other receivable	688,110	—	688,110	1,299,970
Current assets	698,504	(10,394)	688,110	1,299,970
Right-of-use assets	—	102,190	102,190	124,039
Other non-current assets	949,172	—	949,172	1,139,934
Non-current assets	949,172	102,190	1,051,362	1,263,973
Total assets	1,647,676	91,796	1,739,472	2,563,943
Liabilities
Leasing payable	—	6,531	6,531	47,478
Other current liabilities	220,700	—	220,700	322,369
Current liabilities	220,700	6,531	227,231	369,847
Leasing payable	—	85,265	85,265	78,604
Other non-current liabilities	369,767	—	369,767	325,648
Non‑current liabilities	369,767	85,265	455,032	404,252
Shareholders’ equity	1,057,209	—	1,057,209	1,789,844
Total liabilities and shareholders’ equity	1,647,676	91,796	1,739,472	2,563,943

Below we present the result for the period ended December 31, 2019, compared to the result that would be without the effects of these standards:

			Financial
	Financial		Statements as of
	Statements	Impact	12/31/2019
	disclosed on	of	without effect of
	12/31/2019	IFRS 16(*)	said standards
Profit (loss)
Net revenue	788,159	—	788,159
Costs of services rendered	(272,115)	—	(272,115)
Gross income	516,044	—	516,044
Operating expenses	(434,934)	10,600	(424,334)
Income (loss) before financial income and expenses	81,110	10,600	91,710
Financial results	(17,177)	9,857	(7,320)
Income (loss) before taxes	63,933	20,457	84,390
Current and deferred income tax and social contribution	(25,057)	2,551	(22,506)
Net income	38,876	23,008	61,884

(*) The operating expenses includes the impact of amortization of the right-of-use assets, net of the rental payments made during 2019. The financial results impacts refer to interest expenses and net present value adjustments of the rental contracts.

For the year ended December 31, 2019, there was a reduction in cash outflows from operating activities of R$ 18,845 and an increase in cash outflows from financing activities by the same amount, representing payments of the main part of recognized lease liabilities.

(a)  Nature of the effect of the adoption of IFRS 16

The Company and its subsidiaries have lease contracts for various items of facilities, equipment and others. Prior to the adoption of IFRS 16, the Company and its subsidiaries classified each of its leases (as the lessee) on the start date as either a financial lease or an operating lease. A lease is classified as a finance lease if it transfers substantially all the risks and rewards incidental to ownership of the leased asset to the Company and its subsidiaries; otherwise, it was classified as an operating lease. Prior to the adoption of IFRS 16, the Company and its subsidiaries did not have any financial lease contracts. In an operating lease, the leased property was not capitalized and the lease payments were recognized as a rental expense in the income statement on a straight-line basis over the lease term. Any prepaid and accrued rent were recognized in prepaid expenses, suppliers, and other accounts payable, respectively.

After the adoption of IFRS 16, the Company and its subsidiaries applied a single recognition and measurement approach to all leases in which it is the lessee, except for short-term leases and leases of low-value assets. The Company and its subsidiaries recognized lease liabilities and right-of-use assets representing the right to use the underlying assets.

According to the modified retrospective method of adoption, the Company and its subsidiaries applied IFRS 16 retrospectively with the cumulative effect of initially applying the standard as an adjustment on the date of first-time adoption.

Leases previously accounted for as operating leases

The Company and its subsidiaries recognized right-of-use assets and lease obligations for those leases previously classified as operating leases, except for short-term leases and leases of low-value assets. Right-of-use assets for most leases were recognized based on the book value as if the standard had been applied, and the incremental loan rate was used on the date of first-time adoption. In some leases, the right-of-use assets were recognized based on the amount equal to the lease liability, adjusted by any related advance payments and accrued lease payments recognized previously. Lease liabilities were recognized based on the present value of the remaining lease payments, minus the incremental loan rate on the date of first-time adoption.

Incremental Borrowing Rate – IBR

The Company and its subsidiaries used the cash flow for accounting purposes without considering the effect of inflation on the flows to be discounted. Moreover, the Company and its subsidiaries assessed the incremental rate on December 31, 2019 for future lease payments discounted to present value using the basic interest rate for a readily observable term, including the credit and guarantee risk.

The Company and its subsidiaries also applied the available practical expedients, in which:

•	It used a single discount rate for a portfolio of leases with reasonably similar characteristics;
•	It relied on its assessment of whether the leases are onerous immediately before the date of first-time adoption;
•	Retrospective outlook used in determining the lease term, when the contract contains options to extend or terminate the lease.

Based on the exposed as of January 1, 2019:

•	Right-of-use assets in the amount of R$102,190 were recognized and presented separately in the balance sheet.
•	Other lease liabilities in the amount of R$91,796 were recognized and included in loans and financing, subject to interest and a discount rate of 9.15%.
•	Advance disbursements of R$10,394 relating to previous operating leases were unrecognized and considered a reduction of the lease liabilities.

(b) Summary of the new accounting policies

Right-of-use assets

The Company and its subsidiaries recognize right-of-use assets on the start date of the lease (i.e., the date on which the underlying asset is available for use). Right-of-use assets are measured at cost, minus any accumulated depreciation and impairment losses, and adjusted by any further re-measuring of the lease liabilities. The cost of right-of-use assets includes recognized lease liabilities, initial direct costs incurred, and lease payments made before or on the start date, minus lease incentives received. Unless it is reasonably certain that the Company and its subsidiaries will take ownership of the leased asset at the end of the lease term, recognized right-of-use assets are depreciated on a straight-line basis during the shortest period of their estimated useful life and the lease term.

Lease liabilities

On the start date of the lease, the Company and its subsidiaries recognize lease liabilities measured at the present value of the lease payments to be made during the lease term. Lease payments include fixed payments (including inflation-linked payments), minus any lease incentives receivable, variable lease payments that depend on an index or rate, and amounts expected to be payable under residual value guarantees. Lease payments also include the exercise price of a purchase option that the Company and its subsidiaries are reasonably certain to exercise, and payments of fines levied on the termination of a lease, if the lease term reflects the Company and its subsidiaries that exercises the termination option. Variable lease payments that do not depend on an index or rate are recognized as expenses in the period in which the event or condition that determines the payment occurs.

In calculating the present value of lease payments, the Company and its subsidiaries use the incremental loan rate on the start date of the lease if the implicit interest in the lease is not easily determinable. After the start date, the value of the lease liability is increased to reflect the addition of interest, and reduced for lease payments made. Moreover, the book value of the lease liabilities is re-measured if there is a modification, a change in the lease term, a change in the fixed inflation-linked payments, or a change in the assessment to purchase the underlying asset.

Short-term leases and leases of low-value assets

The Company and its subsidiaries also apply the asset recognition exemption to leases of office equipment that is considered low-value. Payments of short-term and low-value leases are recognized as expenses on a straight-line basis throughout the lease term.

Significant judgment in determining the lease term of contracts with renewal options

The Company and its subsidiaries determine the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain that it will be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain that this option will not be exercised.

The Company and its subsidiaries have the option, under some of its leases, to lease the assets for additional periods of three to five years. The Company and its subsidiaries apply judgment in determining whether it is reasonably certain to exercise the renewal option. In other words, it considers all the relevant factors that create an economic incentive to exercise the renewal option. After the start date, the Company and its subsidiaries review the lease term if there is a significant event or change in the circumstances under its control that affects its ability to exercise (or not exercise) the renewal option (for example, a change in the business strategy).

c) Amounts recognized in the statement of financial position and in results

Presented below are the book values of the right-of-use assets and lease liabilities of the Company and its subsidiaries and the financial activity during the period:

	Right-of-use assets
	Lease of property	Other equipment	Cloud (*)	Total	Lease liabilities
On January 1, 2019	90,924	872	10,394	102,190	91,796
Addition (***)	14,269	4,629	54,099	72,997	66,154
Write-off (****)	(20,816)	(37)	(850)	(21,703)	(22,880)
Amortization (**)	(10,895)	(284)	(18,266)	(29,445)	—
Interest and exchange rate change expenses	—	—	—	—	9,857
Payment	—	—	—	—	(18,845)
December 31, 2019	73,482	5,180	45,377	124,039	126,082

Current liabilities					47,478
Non-current liabilities					78,604

(*) Lease of cloud storage space

(**) Annual average rate of depreciation – 10%-33%

(***) The Company and its subsidiaries applied exceptions to the standard for short-term and low-value contracts, recorded in rental expenses in the amount of R$ 522 on December 31, 2019

(****) The Company has identified events giving rise to revaluation and modification of their principal contracts, such as changes in the discount rates. The lease liabilities revaluation is recognized as an adjustment to the right-of-use assets.

Based on the annual impairment test of the assets of the Company and its subsidiaries, prepared with the projections made on the financial statements as of December 31, 2019 and 2018, growth perspectives and operating income (loss) for the years ended December 31, 2019 and 2018, no losses or indicative losses were identified, since the value in use is higher than the net book value at the valuation date. The assumptions used are disclosed in Note 13.1.

IFRIC 23 - Uncertainty over Income Tax Treatment.

This interpretation clarifies how to apply recognition and measurement requirements of IAS 12 in case there is uncertainty on income tax treatments. In these circumstances, the entity must recognize and measure its current or deferred tax assets or liabilities by applying requirements of IAS 12 based on taxable income (tax loss), tax bases, taxable losses not used, tax credits not used, and tax rates, determined in accordance with this interpretation. This interpretation came into effect as of January 1, 2019 and even considering that the Company and its subsidiaries operate in a complex tax environment, Management concluded that the tax authorities are likely to accept the tax treatments (including those applied to subsidiaries). Therefore, the application of this Interpretation will not have any impacts in the financial statements.

New standards, amendments and interpretations of issued standards that did not become effective

3.25. New standards, amendments and interpretations of issued standards that did not become effective

At the date these financial statements were prepared, the following standards and amendments had been published; however, application thereof was not mandatory. The Company and its subsidiaries did not early adopt any pronouncement or interpretation issued whose application was not mandatory.

Standards and interpretations issued but not yet effective through the date the Company's financial statements were issued are set out below:

Standards and amended standards		Effective date (annual periods starting on or after)
IFRS 17	Insurance contracts	January 1, 2021
Amendments to IFRS 3	Business definition	January 1, 2020
Amendments to IAS 1 and IAS 8	Definition of material omission	January 1, 2020

The Company and its subsidiaries do not expect relevant impacts as a result of standards and interpretations that were issued but are not yet effective.